AOMT II, LLC ABS 15-G

Exhibit 99.33

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
2026020087			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA
2026020103	B	B	B	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived-Delinquent Credit History Does Not Meet Guideline Requirements XXX with XXX credit #XXX, XXX has XXX within XXX years. Exception for XXX to remain on credit report. - Due Diligence Vendor-XXX	Waived-Delinquent Credit History Does Not Meet Guideline Requirements XXX with XXX credit #XXX, XXX has XXX within XXX years. Exception for XXX to remain on credit report. - Due Diligence Vendor-XXX	Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
Borrower At Current Residence For XXX (XXX) Or More Years - Borrower At Current Residence For XXX (XXX) Or More Years - XXX Years
Calculated DTI Is Less Than The Guideline Maximum By XXX (XXX%) Or More - Calculated DTI Of XXX% Is Less Than The Guideline Maximum Of XXX% By XXX (XXX%) Or More
Low Credit Usage Ratio Of XXX (XXX%) Or Less - Low Credit Usage Ratio Of XXX (XXX%) Or Less - Credit Line Usage Ratio equals XXX
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
																									Original LTV Is Below The Guideline Maximum By XXX (XXX%) Or More - Original LTV Of XXX% Is Below The Guideline Maximum Of XXX% By XXX (XXX%) Or More	Low LTV, Same employer XXX years, Long term home ownership for subject property XXX years, residual income of XXX		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	Originator Pre-Close	Yes
2026020074			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2026020072	D	A	C	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Resolved- - Due Diligence Vendor-XXX
Ready for Review-This is not a XXX a XXX is not needed - Due Diligence Vendor-XXX
Ready for Review- - Due Diligence Vendor-XXX
Open-Business Purpose Disclosure stating how funds will be used or letter from borrower regarding the use of funds is missing. - Due Diligence Vendor-XXX	Client replied that this is not a XXX and business purpose XXX is not required. Please review and respond. - XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Low Credit Usage Ratio Of XXX (XXX%) Or Less - Low Credit Usage Ratio Of XXX (XXX%) Or Less - Credit Line Usage Ratio equals XXX
																									Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years			ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A
2026020072	D	A	C	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Resolved-XXX report is acceptable - Due Diligence Vendor-XXX
Ready for Review- - Due Diligence Vendor-XXX
Open-Document Uploaded.  - Due Diligence Vendor-XXX
Open-Borrower 1 XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). - Due Diligence Vendor-XXX	Resolved-XXX report is acceptable - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX (XXX) or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of XXX By XXX (XXX) or More Points
Months Reserves Are Greater Than The Guideline Minimum By XXX (XXX) Or More Months - Months Reserves Of XXX Are Greater Than The Guideline Minimum Of XXX By XXX (XXX) Or More Months
Low Credit Usage Ratio Of XXX (XXX%) Or Less - Low Credit Usage Ratio Of XXX (XXX%) Or Less - Credit Line Usage Ratio equals XXX
																									Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years		XXX.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX	N/A	N/A